Capital transactions (Detail Textuals) (USD $)	12 Months Ended			1 Months Ended	0 Months Ended
	Jun. 30, 2012	Jun. 30, 2013 Stock Options	Jun. 30, 2012 Stock Options	May 31, 2012 Restricted Stock	Nov. 16, 2004 2002 Stock Option Plan Stock Options	Oct. 11, 2002 2002 Stock Option Plan Stock Options	Nov. 14, 2004 1999 Stock Option Plan Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercisable exercise price (in dollars per share)					$ 96.00	$ 36.00	$ 96.00
Granted					3,126	1,666	6,059
Shares issued for services	$ 150,000			$ 150,000
Shares issued for services (in shares)				30,424